UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The New Economy Fund® Semi-annual report for the six months ended May 31, 2018

We believe in investing
in companies that will
help shape our future.

The New Economy Fund seeks long-term growth of capital. Current income is a secondary consideration.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, by Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	17.33%	13.83%	11.26%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.78% for Class A shares as of the prospectus dated February 1, 2018.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

During the first half of The New Economy Fund’s fiscal year, stock markets around the world advanced on strong earnings and signs of better economic growth. The New Economy Fund rose 9.52% with all distributions reinvested for the six-month period ended May 31, 2018. This outpaced the 3.16% rise of the unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, and the 1.72% return of the unmanaged MSCI ACWI (All Country World Index),1 which measures results based on more than 40 developed- and emerging-market equity indexes.

The fund’s return also surpassed the 3.10% return of the Global Service and Information Index (an unmanaged index that tracks companies in the services and information sectors around the world), the 7.15% gain of the Lipper Growth Funds Index (which measures a number of U.S. growth funds) and the 0.28% return of the

Results at a glance

For periods ended May 31, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/83)

The New Economy Fund (Class A shares)	9.52%	27.00%	14.87%	10.85%	11.63%
Standard & Poor’s 500 Composite Index[2]	3.16	14.38	12.98	9.14	11.07
MSCI ACWI (All Country World Index)[1,2,3]	1.72	11.84	8.88	4.95	N/A
Global Service and Information Index[2,3,4]	3.10	14.43	12.16	7.78	N/A
Lipper Growth Funds Index[5]	7.15	20.38	14.11	9.11	9.65
Lipper International Funds Index[3,5]	0.28	8.67	6.46	2.66	N/A

[1]	Source: MSCI. Results reflect dividends net of withholding taxes.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. S&P 500 source: S&P Dow Jones Indices LLC.
[3]	This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
[4]	The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
[5]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The New Economy Fund	1

Lipper International Funds Index (which measures funds invested in securities whose primary trading markets are outside the U.S.). For the 10-year period ended May 31, 2018, The New Economy Fund had an average annual total return of 10.85%, which exceeded the 7.78% return of the Global Service and Information Index, the 9.14% return of the S&P 500 and the 4.95% return of the MSCI ACWI. We believe the five-year, 10-year and lifetime returns (see the table on page 1) are important for investors to consider as they are most reflective of our long-term approach and philosophy.

Steady global economic growth

Many regions around the world continued to expand, led by the U.S., where gradual improvements in segments of the economy helped boost growth. U.S. data was generally positive and the unemployment rate fell to an 18-year low of 3.8% in May. The U.S. dollar strengthened relative to the euro, especially in the latter part of the fund’s fiscal period, an indication that investors sought a relatively safer haven. We are monitoring trade disputes between the U.S. and its allies to see how events unfold in the coming months, and remain sensitive to the fact that there are more risks now than there were at the beginning of the cycle.

In Europe, markets have been pressured by political turmoil in Italy and Spain, and the eurozone grew at a slower pace. Share prices declined as Italian leaders struggled to form a coalition government following elections in March, and U.S. officials announced tariffs on steel and aluminum imports from allies, including the European Union, Mexico and Canada. In May, the European Central Bank announced

Where the fund’s assets are invested

(by country of domicile)

As of May 31, 2018		Percent of net assets
■	United States	56.6%
■	Asia & Pacific Basin	22.8
■	Europe	10.9
■	Other (including Latin America)	.7
■	Short-term securities & other assets less liabilities	9.0

As of November 30, 2017		Percent of net assets
■	United States	57.1%
■	Asia & Pacific Basin	22.8
■	Europe	10.7
■	Other (including Latin America)	.9
■	Short-term securities & other assets less liabilities	8.5

2	The New Economy Fund

it plans to end quantitative easing at the end of the year given the right economic conditions. Elsewhere, most emerging markets were impacted by a strengthening U.S. dollar and political uncertainty ahead of elections in several developing countries. Financial conditions in Turkey and Argentina hurt sentiment as well.

While headline risks may give markets a reason to pause, the global economy is likely to remain on an upward trajectory. Signs of optimism are ongoing: major trends that have been in place for the last several years, such as accommodative monetary policies, are still present.

The fund

During this period, investments in the consumer discretionary and health care sectors contributed the most to The New Economy Fund’s results.

A number of our investments had strong fundamental growth during the period and were rewarded by the appreciation of their stock prices. As the current bull market enters its tenth year, valuations for many companies are up and have reached historically high levels. We recognize that markets can and do fall over short periods of time — such an event would present us with opportunities to invest in companies at better prices.

A look ahead

We are in the late stages of a synchronized global economic recovery. With quantitative easing programs ending or set to end in the U.S. and Europe, we are monitoring the potential impact of rising interest rates on global growth. The impact of U.S. trade policy also remains a concern. In light of this and geopolitical issues, we remain cautiously optimistic about the prospects of the global economy.

At this point in the market cycle, selectivity and close attention to individual holdings are particularly important. We continue to invest the way we always have: from the bottom up, assessing each company on its merits and its prospects for long-term success. We thank you for your trust and confidence in The New Economy Fund.

Sincerely,

Timothy D. Armour Vice Chairman of the Board July 13, 2018	Claudia P. Huntington President

For current information about the fund, visit americanfunds.com.

The New Economy Fund	3

Summary investment portfolio May 31, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	56.63%
China	9.43
United Kingdom	5.55
Eurozone*	4.15
South Korea	3.53
Hong Kong	3.36
Japan	2.69
India	2.68
Switzerland	.89
Other countries	2.11
Short-term securities & other assets less liabilities	8.98
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 90.67%	Shares	Value (000)
Information technology 27.44%
Alphabet Inc., Class C1	245,288	$266,135
Alphabet Inc., Class A1	192,695	211,964
Samsung Electronics Co., Ltd.[2]	10,014,800	470,105
Samsung Electronics Co., Ltd.	116,700	5,278
Tencent Holdings Ltd.[2]	9,256,100	466,578
Skyworks Solutions, Inc.	3,427,650	338,001
Applied Materials, Inc.	5,930,000	301,125
Micron Technology, Inc.[1]	5,040,000	290,254
Accenture PLC, Class A	1,518,300	236,460
Alibaba Group Holding Ltd. (ADR)[1]	1,107,500	219,296
Facebook, Inc., Class A1	1,143,000	219,205
SK hynix, Inc.[2]	2,276,000	196,213
Qorvo, Inc.[1]	2,019,000	162,025
Baidu, Inc., Class A (ADR)[1]	614,380	149,024
Texas Instruments Inc.	1,296,400	145,080
Lumentum Holdings Inc.[1]	2,458,300	144,425
Microsoft Corp.	1,323,000	130,765
Mastercard Inc., Class A	684,900	130,213

4	The New Economy Fund

	Shares	Value (000)
Autodesk, Inc.[1]	1,006,000	$129,875
Apple Inc.	500,000	93,435
Other securities		1,463,994
		5,769,450

Health care 18.42%
Bluebird Bio, Inc.[1]	2,125,534	380,577
AbbVie Inc.	3,814,430	377,400
Thermo Fisher Scientific Inc.	1,160,000	241,593
Stryker Corp.	1,303,550	226,844
Shire PLC[2]	4,100,000	224,208
UnitedHealth Group Inc.	849,600	205,187
GW Pharmaceuticals PLC (ADR)[1]	1,266,040	203,820
Novartis AG2	2,517,000	186,745
BioMarin Pharmaceutical Inc.[1]	1,535,130	138,684
Hologic, Inc.[1]	3,546,000	134,358
Other securities		1,553,001
		3,872,417

Consumer discretionary 16.57%
Netflix, Inc.[1]	3,053,600	1,073,646
Amazon.com, Inc.[1]	314,325	512,230
Galaxy Entertainment Group Ltd.[2]	51,756,000	454,461
Twenty-First Century Fox, Inc., Class A	5,014,000	193,290
Marriott International, Inc., Class A	1,234,600	167,115
Booking Holdings Inc.[1]	59,840	126,198
Other securities		956,788
		3,483,728

Financials 12.95%
China Construction Bank Corp., Class H2	316,453,000	318,740
Kotak Mahindra Bank Ltd.[2]	14,190,882	280,168
Bank of China Ltd., Class H2	375,579,000	195,007
Webster Financial Corp.	2,657,500	170,346
AIA Group Ltd.[2]	18,391,800	167,824
HDFC Bank Ltd.[2]	4,497,000	149,201
Wells Fargo & Co.	2,465,600	133,118
Other securities		1,307,219
		2,721,623

Industrials 5.95%
CSX Corp.	3,809,400	246,278
Equifax Inc.	1,565,500	178,404
Union Pacific Corp.	994,954	142,040
Other securities		684,499
		1,251,221

Consumer staples 1.69%
Associated British Foods PLC[2]	4,121,140	145,118
Other securities		210,586
		355,704

Utilities 0.89%
ENN Energy Holdings Ltd.[2]	18,266,000	187,572

The New Economy Fund	5

Common stocks (continued)	Shares	Value (000)
Other 1.78%
Other securities		$372,263

Miscellaneous 4.98%
Other common stocks in initial period of acquisition		1,047,024

Total common stocks (cost: $11,628,492,000)		19,061,002

Bonds, notes & other debt instruments 0.35%	Principal amount (000)
U.S. Treasury bonds & notes 0.35%
Other securities		74,045

Total bonds, notes & other debt instruments (cost: $74,151,000)		74,045

Short-term securities 9.01%
Apple Inc. 1.84%–1.99% due 6/7/2018–7/30/2018[3]	$147,900	147,559
Chevron Corp. 1.88%–1.91% due 7/9/2018–7/24/2018[3]	149,100	148,751
Federal Home Loan Bank 1.65%–1.86% due 6/4/2018–8/8/2018	635,450	634,121
Pfizer Inc. 2.00%–2.02% due 8/16/2018–8/21/2018[3]	154,400	153,709
Other securities		810,287

Total short-term securities (cost: $1,894,436,000)		1,894,427
Total investment securities 100.03% (cost: $13,597,079,000)		21,029,474
Other assets less liabilities (0.03)%		(7,240)

Net assets 100.00%		$21,022,234

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	The New Economy Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.17%
Information technology 0.00%
Cray Inc.[1,4]	2,643,010	—	2,435,711	207,299
Health care 0.17%
Mesoblast Ltd.[1,2]	27,601,583	1,290,000	—	28,891,583
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800

	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 5/31/2018 (000)
Common stocks 0.17%
Information technology 0.00%
Cray Inc.[1,4]	$8,684	$(108)	$—	$—
Health care 0.17%
Mesoblast Ltd.[1,2]	—	3,471	—	33,314
Mesoblast Ltd. (ADR)[1]	—	171	—	2,117
				35,431
Total 0.17%	$8,684	$3,534	$—	$35,431

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,272,734,000, which represented 29.84% of the net assets of the fund. This amount includes $6,123,533,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,072,083,000, which represented 5.10% of the net assets of the fund.
[4]	Unaffiliated issuer at 5/31/2018.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

The New Economy Fund	7

Financial statements

Statement of assets and liabilities at May 31, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,458,211)	$20,994,043
Affiliated issuers (cost: $138,868)	35,431	$21,029,474
Cash		69
Cash denominated in currencies other than U.S. dollars (cost: $1,762)		1,765
Receivables for:
Sales of investments	8,991
Sales of fund’s shares	29,251
Dividends and interest	26,798
Other	115	65,155
		21,096,463
Liabilities:
Payables for:
Purchases of investments	23,099
Repurchases of fund’s shares	26,662
Investment advisory services	6,701
Services provided by related parties	6,471
Trustees’ deferred compensation	2,593
Non-U.S. taxes	6,567
Other	2,136	74,229
Net assets at May 31, 2018		$21,022,234

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,449,704
Undistributed net investment income		46,175
Undistributed net realized gain		1,100,426
Net unrealized appreciation		7,425,929
Net assets at May 31, 2018		$21,022,234

See Notes to Financial Statements

8	The New Economy Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (432,834 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$13,159,371	269,490		$48.83
Class C	594,101	13,554		43.83
Class T	12	—	*	48.84
Class F-1	385,234	7,868		48.96
Class F-2	1,314,322	26,942		48.78
Class F-3	510,711	10,445		48.90
Class 529-A	671,019	13,885		48.33
Class 529-C	122,718	2,762		44.43
Class 529-E	31,615	664		47.60
Class 529-T	13	—	*	48.83
Class 529-F-1	48,222	999		48.30
Class R-1	54,261	1,199		45.25
Class R-2	214,167	4,705		45.52
Class R-2E	8,370	174		48.02
Class R-3	374,072	7,846		47.68
Class R-4	438,756	9,073		48.36
Class R-5E	7,009	144		48.63
Class R-5	153,868	3,133		49.11
Class R-6	2,934,393	59,951		48.95

*	Amount less than one thousand.

See Notes to Financial Statements

The New Economy Fund	9

Statement of operations	unaudited
for the six months ended May 31, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,093)	$109,753
Interest (net of non-U.S. taxes of $25)	13,717	$123,470
Fees and expenses*:
Investment advisory services	37,813
Distribution services	22,395
Transfer agent services	9,397
Administrative services	2,458
Reports to shareholders	405
Registration statement and prospectus	449
Trustees’ compensation	324
Auditing and legal	47
Custodian	819
State and local taxes	— †
Other	335	74,442
Net investment income		49,028

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	993,719
Affiliated issuers	8,684
Currency transactions	(1,869)	1,000,534
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $6,580):
Unaffiliated issuers	749,057
Affiliated issuers	3,534
Currency translations	(91)	752,500
Net realized gain and unrealized appreciation		1,753,034
Net increase in net assets resulting from operations		$1,802,062

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

10	The New Economy Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2018*	Year ended November 30, 2017
Operations:
Net investment income	$49,028	$43,132
Net realized gain	1,000,534	1,530,667
Net unrealized appreciation	752,500	3,319,761
Net increase in net assets resulting from operations	1,802,062	4,893,560

Dividends and distributions paid to shareholders:
Dividends from net investment income	(38,418)	(44,258)
Distributions from net realized gain on investments	(1,417,478)	(283,262)
Total dividends and distributions paid to shareholders	(1,455,896)	(327,520)

Net capital share transactions	1,891,719	(462,417)

Total increase in net assets	2,237,885	4,103,623

Net assets:
Beginning of period	18,784,349	14,680,726
End of period (including undistributed net investment income: $46,175 and $35,565, respectively)	$21,022,234	$18,784,349

*	Unaudited.

See Notes to Financial Statements

The New Economy Fund	11

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital. Current income is a secondary consideration.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

12	The New Economy Fund

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

The New Economy Fund	13

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or

14	The New Economy Fund

related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of May 31, 2018 (dollars in thousands):

The New Economy Fund	15

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,206,763	$1,562,687	$—	$5,769,450
Health care	3,209,530	662,887	—	3,872,417
Consumer discretionary	2,507,067	976,661	—	3,483,728
Financials	944,775	1,776,848	—	2,721,623
Industrials	888,747	362,474	—	1,251,221
Consumer staples	171,260	184,444	—	355,704
Utilities	—	187,572	—	187,572
Other	227,615	144,648	—	372,263
Miscellaneous	632,511	414,513	—	1,047,024
Bonds, notes & other debt instruments	—	74,045	—	74,045
Short-term securities	—	1,894,427	—	1,894,427
Total	$12,788,268	$8,241,206	$—	$21,029,474

*	Securities with a value of $6,123,533,000, which represented 29.13% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

16	The New Economy Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For

The New Economy Fund	17

example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

18	The New Economy Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$38,232
Undistributed long-term capital gains	1,417,363

As of May 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$7,861,441
Gross unrealized depreciation on investments	(390,040)
Net unrealized appreciation on investments	7,471,401
Cost of investments	13,558,073

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2018				Year ended November 30, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$19,876		$904,068	$923,944	$24,857		$185,432		$210,289
Class B1					—		82		82
Class C	—		44,350	44,350	—		9,548		9,548
Class T2	—	[3]	1	1	—		—		—
Class F-1	368		26,807	27,175	497		5,826		6,323
Class F-2	3,724		79,263	82,987	3,955		14,554		18,509
Class F-3[4]	1,489		25,141	26,630	—		—		—
Class 529-A	863		44,902	45,765	833		8,084		8,917
Class 529-B1					—		12		12
Class 529-C	—		9,323	9,323	—		2,358		2,358
Class 529-E	—		2,099	2,099	—		416		416
Class 529-T2	—	[3]	1	1	—		—		—
Class 529-F-1	132		3,405	3,537	136		641		777
Class R-1	—		4,001	4,001	—		949		949
Class R-2	—		15,940	15,940	—		3,308		3,308
Class R-2E	—		537	537	4		43		47
Class R-3	—		26,031	26,031	—		5,524		5,524
Class R-4	625		33,069	33,694	820		6,753		7,573
Class R-5E	1		12	13	—	[3]	—	[3]	—	[3]
Class R-5	534		10,245	10,779	588		2,033		2,621
Class R-6	10,806		188,283	199,089	12,568		37,699		50,267
Total	$38,418		$1,417,478	$1,455,896	$44,258		$283,262		$327,520

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

The New Economy Fund	19

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2018, the investment advisory services fee was $37,813,000, which was equivalent to an annualized rate of 0.380% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

20	The New Economy Fund

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The New Economy Fund	21

For the six months ended May 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$15,275	$6,925		$ 631		Not applicable
Class C	2,824	310		141		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	461	231		93		Not applicable
Class F-2	Not applicable	598		290		Not applicable
Class F-3	Not applicable	20		106		Not applicable
Class 529-A	676	308		158		$209
Class 529-C	601	63		30		40
Class 529-E	74	8		8		10
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	23		12		16
Class R-1	260	26		13		Not applicable
Class R-2	770	353		52		Not applicable
Class R-2E	23	8		2		Not applicable
Class R-3	891	264		89		Not applicable
Class R-4	540	215		108		Not applicable
Class R-5E	Not applicable	2		1		Not applicable
Class R-5	Not applicable	35		37		Not applicable
Class R-6	Not applicable	8		687		Not applicable
Total class-specific expenses	$22,395	$9,397		$2,458		$275

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $324,000 in the fund’s statement of operations reflects $232,000 in current fees (either paid in cash or deferred) and a net increase of $92,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

22	The New Economy Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund borrowed $10,000 at a rate of 2.39% from one or more CRMC-managed funds during the six months ended  May 31, 2018. The fund paid less than $1,000 in interest expense for the loan.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2018

Class A	$871,991	18,355	$905,216	20,183		$(913,772)	(19,353)	$863,435	19,185
Class C	76,205	1,781	44,002	1,089		(69,420)	(1,626)	50,787	1,244
Class T	—	—	—	—		—	—	—	—
Class F-1	72,177	1,510	26,845	597		(83,267)	(1,750)	15,755	357
Class F-2	306,623	6,458	79,515	1,776		(145,692)	(3,095)	240,446	5,139
Class F-3	195,925	4,147	25,125	560		(45,402)	(958)	175,648	3,749
Class 529-A	92,737	1,963	45,760	1,031		(40,248)	(857)	98,249	2,137
Class 529-C	10,907	251	9,319	228		(44,436)	(1,010)	(24,210)	(531)
Class 529-E	4,413	95	2,099	48		(2,652)	(57)	3,860	86
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	6,882	146	3,536	80		(7,776)	(163)	2,642	63
Class R-1	5,688	129	4,001	96		(6,295)	(143)	3,394	82
Class R-2	35,711	803	15,935	380		(39,448)	(896)	12,198	287
Class R-2E	1,470	32	536	12		(543)	(12)	1,463	32
Class R-3	57,316	1,241	25,867	590		(56,540)	(1,229)	26,643	602
Class R-4	56,293	1,201	33,638	757		(94,172)	(2,037)	(4,241)	(79)
Class R-5E	7,060	152	12	—	[2]	(515)	(11)	6,557	141
Class R-5	23,102	490	10,665	237		(19,808)	(418)	13,959	309
Class R-6	318,947	6,784	199,090	4,435		(112,904)	(2,363)	405,133	8,856
Total net increase (decrease)	$2,143,447	45,538	$1,431,162	32,099		$(1,682,890)	(35,978)	$1,891,719	41,659

The New Economy Fund	23

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2017

Class A	$924,678	22,177		$205,956	5,691		$(1,729,429)	(42,141)	$(598,795)	(14,273)
Class B3	14	—	[2]	81	3		(5,457)	(154)	(5,362)	(151)
Class C	77,349	2,022		9,464	286		(139,265)	(3,718)	(52,452)	(1,410)
Class T4	10	—	[2]	—	—		—	—	10	— [2]
Class F-1	96,110	2,301		6,247	172		(135,385)	(3,260)	(33,028)	(787)
Class F-2	477,779	11,518		17,408	482		(433,045)	(10,661)	62,142	1,339
Class F-3[5]	321,250	7,648		—	—		(42,751)	(952)	278,499	6,696
Class 529-A	64,266	1,559		8,914	248		(61,815)	(1,514)	11,365	293
Class 529-B3	4	—	[2]	12	—	[2]	(814)	(23)	(798)	(23)
Class 529-C	16,197	421		2,358	70		(20,671)	(547)	(2,116)	(56)
Class 529-E	2,813	70		416	12		(3,622)	(90)	(393)	(8)
Class 529-T4	10	—	[2]	—	—		—	—	10	— [2]
Class 529-F-1	7,178	177		775	22		(7,015)	(173)	938	26
Class R-1	8,036	203		949	28		(18,317)	(472)	(9,332)	(241)
Class R-2	49,549	1,268		3,306	97		(64,702)	(1,675)	(11,847)	(310)
Class R-2E	3,908	97		48	1		(696)	(16)	3,260	82
Class R-3	79,073	1,947		5,519	156		(112,975)	(2,830)	(28,383)	(727)
Class R-4	88,902	2,172		7,573	211		(116,422)	(2,823)	(19,947)	(440)
Class R-5E	184	4		—	—		(42)	(1)	142	3
Class R-5	30,151	733		2,585	71		(35,298)	(863)	(2,562)	(59)
Class R-6	465,780	11,286		50,267	1,388		(569,815)	(13,727)	(53,768)	(1,053)
Total net increase (decrease)	$2,713,241	65,603		$321,878	8,938		$(3,497,536)	(85,640)	$(462,417)	(11,099)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

24	The New Economy Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,072,127,000 and $2,868,895,000, respectively, during the six months ended May 31, 2018.

The New Economy Fund	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2018[5,6]	$48.26	$.11	$4.16	$4.27
11/30/2017	36.67	.11	12.29	12.40
11/30/2016	38.93	.11	(.15)	(.04)
11/30/2015	40.58	.11	1.47	1.58
11/30/2014	39.61	.22	3.28	3.50
11/30/2013	28.83	.17	11.67	11.84
Class C:
5/31/2018[5,6]	43.77	(.07)	3.75	3.68
11/30/2017	33.51	(.21)	11.18	10.97
11/30/2016	35.89	(.16)	(.16)	(.32)
11/30/2015	37.74	(.18)	1.36	1.18
11/30/2014	37.16	(.10)	3.07	2.97
11/30/2013	27.15	(.10)	10.99	10.89
Class T:
5/31/2018[5,6]	48.32	.16	4.15	4.31
11/30/2017[5,11]	39.44	.12	8.76	8.88
Class F-1:
5/31/2018[5,6]	48.36	.10	4.17	4.27
11/30/2017	36.73	.08	12.32	12.40
11/30/2016	38.99	.09	(.17)	(.08)
11/30/2015	40.60	.10	1.47	1.57
11/30/2014	39.67	.21	3.27	3.48
11/30/2013	28.87	.14	11.70	11.84
Class F-2:
5/31/2018[5,6]	48.26	.17	4.14	4.31
11/30/2017	36.69	.19	12.28	12.47
11/30/2016	38.96	.19	(.16)	.03
11/30/2015	40.63	.19	1.47	1.66
11/30/2014	39.65	.29	3.31	3.60
11/30/2013	28.88	.24	11.68	11.92
Class F-3:
5/31/2018[5,6]	48.38	.19	4.16	4.35
11/30/2017[5,12]	37.90	.20	10.28	10.48

26	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income (loss) to average net assets[2,4]
$(.08)	$(3.62)	$(3.70)	$48.83	9.52%[7]		$13,159		.76%[8]		.76%[8]		.47%[8]
(.10)	(.71)	(.81)	48.26	34.53		12,079		.78		.78		.25
(.16)	(2.06)	(2.22)	36.67	.00		9,702		.81		.81		.30
(.20)	(3.03)	(3.23)	38.93	4.27		10,666		.78		.78		.29
(.14)	(2.39)	(2.53)	40.58	9.25		9,984		.79		.79		.56
(.18)	(.88)	(1.06)	39.61	42.52		8,920		.83		.83		.50
—	(3.62)	(3.62)	43.83	9.11	[7]	594		1.56	[8]	1.56	[8]	(.32)[8]
—	(.71)	(.71)	43.77	33.42		539		1.59		1.59		(.55)
—	(2.06)	(2.06)	33.51	(.82)		460		1.62		1.62		(.51)
—	(3.03)	(3.03)	35.89	3.44		542		1.59		1.59		(.51)
—	(2.39)	(2.39)	37.74	8.37		475		1.60		1.60		(.26)
—	(.88)	(.88)	37.16	41.37		350		1.63		1.63		(.32)
(.17)	(3.62)	(3.79)	48.84	9.63	[7,9]	—	[10]	.57	[8,9]	.57	[8,9]	.66 [8,9]
—	—	—	48.32	22.52	[7,9]	—	[10]	.59	[8,9]	.59	[8,9]	.43 [8,9]
(.05)	(3.62)	(3.67)	48.96	9.49	[7]	385		.82	[8]	.82	[8]	.41 [8]
(.06)	(.71)	(.77)	48.36	34.46		363		.84		.84		.19
(.12)	(2.06)	(2.18)	36.73	(.08)		305		.85		.85		.26
(.15)	(3.03)	(3.18)	38.99	4.23		404		.83		.83		.25
(.16)	(2.39)	(2.55)	40.60	9.20		412		.84		.84		.54
(.16)	(.88)	(1.04)	39.67	42.46		418		.86		.86		.43
(.17)	(3.62)	(3.79)	48.78	9.63	[7]	1,314		.55	[8]	.55	[8]	.70 [8]
(.19)	(.71)	(.90)	48.26	34.81		1,052		.57		.57		.46
(.24)	(2.06)	(2.30)	36.69	.22		751		.58		.58		.53
(.30)	(3.03)	(3.33)	38.96	4.49		776		.57		.57		.50
(.23)	(2.39)	(2.62)	40.63	9.52		662		.57		.57		.73
(.27)	(.88)	(1.15)	39.65	42.88		330		.57		.57		.70
(.21)	(3.62)	(3.83)	48.90	9.71	[7]	511		.46	[8]	.46	[8]	.81 [8]
—	—	—	48.38	27.65	[7]	324		.47	[8]	.47	[8]	.53 [8]

See end of table for footnotes.

The New Economy Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2018[5,6]	$47.80	$.10	$4.12	$4.22
11/30/2017	36.33	.08	12.17	12.25
11/30/2016	38.60	.08	(.16)	(.08)
11/30/2015	40.27	.08	1.46	1.54
11/30/2014	39.33	.18	3.27	3.45
11/30/2013	28.65	.14	11.58	11.72
Class 529-C:
5/31/2018[5,6]	44.33	(.08)	3.80	3.72
11/30/2017	33.94	(.23)	11.33	11.10
11/30/2016	36.35	(.19)	(.16)	(.35)
11/30/2015	38.21	(.21)	1.38	1.17
11/30/2014	37.62	(.12)	3.10	2.98
11/30/2013	27.49	(.12)	11.13	11.01
Class 529-E:
5/31/2018[5,6]	47.11	.04	4.07	4.11
11/30/2017	35.83	(.02)	12.01	11.99
11/30/2016	38.09	— [13]	(.16)	(.16)
11/30/2015	39.78	(.01)	1.43	1.42
11/30/2014	38.91	.08	3.23	3.31
11/30/2013	28.35	.05	11.48	11.53
Class 529-T:
5/31/2018[5,6]	48.30	.15	4.16	4.31
11/30/2017[5,11]	39.44	.11	8.75	8.86
Class 529-F-1:
5/31/2018[5,6]	47.80	.15	4.11	4.26
11/30/2017	36.34	.16	12.16	12.32
11/30/2016	38.61	.15	(.16)	(.01)
11/30/2015	40.28	.16	1.45	1.61
11/30/2014	39.33	.26	3.26	3.52
11/30/2013	28.65	.21	11.58	11.79
Class R-1:
5/31/2018[5,6]	45.07	(.07)	3.87	3.80
11/30/2017	34.47	(.20)	11.51	11.31
11/30/2016	36.84	(.15)	(.16)	(.31)
11/30/2015	38.66	(.18)	1.39	1.21
11/30/2014	37.99	(.09)	3.15	3.06
11/30/2013	27.72	(.08)	11.23	11.15

28	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income (loss) to average net assets[2,4]
$(.07)	$(3.62)	$(3.69)	$48.33	9.51%[7]		$671		.83%[8]		.83%[8]		.41%[8]
(.07)	(.71)	(.78)	47.80	34.44		561		.85		.85		.19
(.13)	(2.06)	(2.19)	36.33	(.10)		416		.88		.88		.23
(.18)	(3.03)	(3.21)	38.60	4.19		431		.86		.86		.21
(.12)	(2.39)	(2.51)	40.27	9.19		388		.87		.87		.47
(.16)	(.88)	(1.04)	39.33	42.38		325		.91		.91		.42
—	(3.62)	(3.62)	44.43	9.08	[7]	123		1.61	[8]	1.61	[8]	(.38)[8]
—	(.71)	(.71)	44.33	33.38		146		1.64		1.64		(.60)
—	(2.06)	(2.06)	33.94	(.90)		114		1.67		1.67		(.57)
—	(3.03)	(3.03)	36.35	3.37		120		1.66		1.66		(.59)
—	(2.39)	(2.39)	38.21	8.29		109		1.67		1.67		(.33)
—	(.88)	(.88)	37.62	41.30		94		1.71		1.71		(.38)
—	(3.62)	(3.62)	47.60	9.39	[7]	32		1.07	[8]	1.07	[8]	.17 [8]
—	(.71)	(.71)	47.11	34.11		27		1.09		1.09		(.05)
(.04)	(2.06)	(2.10)	35.83	(.33)		21		1.12		1.12		(.01)
(.08)	(3.03)	(3.11)	38.09	3.92		22		1.11		1.11		(.04)
(.05)	(2.39)	(2.44)	39.78	8.89		21		1.12		1.12		.21
(.09)	(.88)	(.97)	38.91	42.04		17		1.16		1.16		.16
(.16)	(3.62)	(3.78)	48.83	9.62	[7,9]	—	[10]	.62	[8,9]	.62	[8,9]	.62 [8,9]
—	—	—	48.30	22.46	[7,9]	—	[10]	.65	[8,9]	.65	[8,9]	.38 [8,9]
(.14)	(3.62)	(3.76)	48.30	9.61	[7]	48		.61	[8]	.61	[8]	.62 [8]
(.15)	(.71)	(.86)	47.80	34.71		45		.64		.64		.39
(.20)	(2.06)	(2.26)	36.34	.14		33		.68		.68		.43
(.25)	(3.03)	(3.28)	38.61	4.37		33		.66		.66		.41
(.18)	(2.39)	(2.57)	40.28	9.39		28		.67		.67		.68
(.23)	(.88)	(1.11)	39.33	42.69		22		.71		.71		.62
—	(3.62)	(3.62)	45.25	9.11	[7]	54		1.55	[8]	1.55	[8]	(.31)[8]
—	(.71)	(.71)	45.07	33.47		50		1.56		1.56		(.52)
—	(2.06)	(2.06)	34.47	(.77)		47		1.57		1.57		(.46)
—	(3.03)	(3.03)	36.84	3.44		58		1.56		1.56		(.49)
—	(2.39)	(2.39)	38.66	8.43		52		1.56		1.56		(.25)
—	(.88)	(.88)	37.99	41.46		33		1.59		1.59		(.25)

See end of table for footnotes.

The New Economy Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2018[5,6]	$45.32	$(.07)	$3.89	$3.82
11/30/2017	34.65	(.20)	11.58	11.38
11/30/2016	37.03	(.16)	(.16)	(.32)
11/30/2015	38.84	(.17)	1.39	1.22
11/30/2014	38.16	(.08)	3.15	3.07
11/30/2013	27.84	(.07)	11.27	11.20
Class R-2E:
5/31/2018[5,6]	47.55	— [13]	4.09	4.09
11/30/2017	36.29	(.10)	12.14	12.04
11/30/2016	38.85	(.07)	(.14)	(.21)
11/30/2015	40.60	.06	1.54	1.60
11/30/2014[5,14]	40.22	.01	.37	.38
Class R-3:
5/31/2018[5,6]	47.20	.03	4.07	4.10
11/30/2017	35.90	(.03)	12.04	12.01
11/30/2016	38.14	(.01)	(.15)	(.16)
11/30/2015	39.84	(.01)	1.43	1.42
11/30/2014	38.98	.08	3.23	3.31
11/30/2013	28.38	.06	11.50	11.56
Class R-4:
5/31/2018[5,6]	47.82	.10	4.13	4.23
11/30/2017	36.34	.09	12.19	12.28
11/30/2016	38.61	.10	(.16)	(.06)
11/30/2015	40.29	.10	1.46	1.56
11/30/2014	39.36	.20	3.26	3.46
11/30/2013	28.67	.16	11.60	11.76
Class R-5E:
5/31/2018[5,6]	48.17	.20	4.10	4.30
11/30/2017	36.57	.19	12.27	12.46
11/30/2016	38.93	.14	(.15)	(.01)
11/30/2015[5,15]	38.84	— [13]	.09	.09
Class R-5:
5/31/2018[5,6]	48.56	.18	4.18	4.36
11/30/2017	36.91	.22	12.34	12.56
11/30/2016	39.17	.22	(.16)	.06
11/30/2015	40.80	.22	1.47	1.69
11/30/2014	39.80	.35	3.27	3.62
11/30/2013	28.98	.26	11.71	11.97

30	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[4]		Ratio of net income (loss) to average net assets[2,4]
$—	$(3.62)	$(3.62)	$45.52	9.10%[7]		$214		1.54%[8]		1.54%[8]		(.30)%[8]
—	(.71)	(.71)	45.32	33.50		200		1.56		1.56		(.52)
—	(2.06)	(2.06)	34.65	(.79)		164		1.59		1.59		(.48)
—	(3.03)	(3.03)	37.03	3.45		186		1.55		1.55		(.47)
—	(2.39)	(2.39)	38.84	8.41		185		1.57		1.57		(.22)
—	(.88)	(.88)	38.16	41.47		173		1.57		1.57		(.23)
—	(3.62)	(3.62)	48.02	9.25	[7]	8		1.26	[8]	1.26	[8]	(.01)[8]
(.07)	(.71)	(.78)	47.55	33.88		7		1.27		1.27		(.25)
(.29)	(2.06)	(2.35)	36.29	(.44)		2		1.26		1.26		(.19)
(.32)	(3.03)	(3.35)	38.85	4.33	[9]	—	[10]	.84	[9]	.84	[9]	.16 [9]
—	—	—	40.60	.94	[7,9]	—	[10]	.17	[7,9]	.17	[7,9]	.03 [7,9]
—	(3.62)	(3.62)	47.68	9.35	[7]	374		1.10	[8]	1.10	[8]	.14 [8]
—	(.71)	(.71)	47.20	34.10		342		1.11		1.11		(.08)
(.02)	(2.06)	(2.08)	35.90	(.33)		286		1.13		1.13		(.02)
(.09)	(3.03)	(3.12)	38.14	3.91		327		1.11		1.11		(.04)
(.06)	(2.39)	(2.45)	39.84	8.88		328		1.13		1.13		.21
(.08)	(.88)	(.96)	38.98	42.09		262		1.15		1.15		.19
(.07)	(3.62)	(3.69)	48.36	9.52	[7]	439		.80	[8]	.80	[8]	.43 [8]
(.09)	(.71)	(.80)	47.82	34.51		438		.81		.81		.23
(.15)	(2.06)	(2.21)	36.34	(.04)		348		.82		.82		.29
(.21)	(3.03)	(3.24)	38.61	4.25		397		.81		.81		.27
(.14)	(2.39)	(2.53)	40.29	9.22		368		.81		.81		.52
(.19)	(.88)	(1.07)	39.36	42.52		252		.83		.83		.49
(.22)	(3.62)	(3.84)	48.63	9.63	[7]	7		.56	[8]	.56	[8]	.86 [8]
(.15)	(.71)	(.86)	48.17	34.86		—	[10]	.61		.55		.43
(.29)	(2.06)	(2.35)	36.57	.11		—	[10]	.69		.69		.41
—	—	—	38.93	.23	[7]	—	[10]	.02	[7]	.02	[7]	— [7,16]
(.19)	(3.62)	(3.81)	49.11	9.67	[7]	154		.50	[8]	.50	[8]	.74 [8]
(.20)	(.71)	(.91)	48.56	34.88		137		.51		.51		.53
(.26)	(2.06)	(2.32)	36.91	.30		106		.52		.52		.61
(.29)	(3.03)	(3.32)	39.17	4.55		160		.50		.50		.57
(.23)	(2.39)	(2.62)	40.80	9.54		152		.52		.52		.88
(.27)	(.88)	(1.15)	39.80	42.93		233		.53		.53		.79

See end of table for footnotes.

The New Economy Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2018[5,6]	$48.42	$.19	$4.17	$4.36
11/30/2017	36.81	.24	12.32	12.56
11/30/2016	39.08	.22	(.15)	.07
11/30/2015	40.73	.24	1.47	1.71
11/30/2014	39.73	.34	3.29	3.63
11/30/2013	28.93	.28	11.69	11.97

	Six months ended	Year ended November 30
	May 31, 2018[5,6,7]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	16%	28%	25%	34%	27%	29%

See Notes to Financial Statements

32	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[4]	Ratio of net income (loss) to average net assets[2,4]
$(.21)	$(3.62)	$(3.83)	$48.95	9.71%[7]	$2,935	.45%[8]	.45%[8]	.79%[8]
(.24)	(.71)	(.95)	48.42	34.98	2,474	.46	.46	.58
(.28)	(2.06)	(2.34)	36.81	.31	1,920	.47	.47	.64
(.33)	(3.03)	(3.36)	39.08	4.61	1,590	.46	.46	.62
(.24)	(2.39)	(2.63)	40.73	9.60	1,421	.46	.46	.86
(.29)	(.88)	(1.17)	39.73	43.02	945	.48	.48	.84

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.09 and .22 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-2E shares began investment operations on August 29, 2014.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount less than .01%.

The New Economy Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2017, through May 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The New Economy Fund

	Beginning account value 12/1/2017	Ending account value 5/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,095.21	$3.97	.76%
Class A – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class C – actual return	1,000.00	1,091.06	8.13	1.56
Class C – assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class T – actual return	1,000.00	1,096.26	2.98	.57
Class T – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class F-1 – actual return	1,000.00	1,094.94	4.28	.82
Class F-1 – assumed 5% return	1,000.00	1,020.84	4.13	.82
Class F-2 – actual return	1,000.00	1,096.28	2.87	.55
Class F-2 – assumed 5% return	1,000.00	1,022.19	2.77	.55
Class F-3 – actual return	1,000.00	1,097.12	2.41	.46
Class F-3 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class 529-A – actual return	1,000.00	1,095.06	4.34	.83
Class 529-A – assumed 5% return	1,000.00	1,020.79	4.18	.83
Class 529-C – actual return	1,000.00	1,090.76	8.39	1.61
Class 529-C – assumed 5% return	1,000.00	1,016.90	8.10	1.61
Class 529-E – actual return	1,000.00	1,093.90	5.59	1.07
Class 529-E – assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class 529-T – actual return	1,000.00	1,096.18	3.24	.62
Class 529-T – assumed 5% return	1,000.00	1,021.84	3.13	.62
Class 529-F-1 – actual return	1,000.00	1,096.12	3.19	.61
Class 529-F-1 – assumed 5% return	1,000.00	1,021.89	3.07	.61
Class R-1 – actual return	1,000.00	1,091.11	8.08	1.55
Class R-1 – assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-2 – actual return	1,000.00	1,091.02	8.03	1.54
Class R-2 – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-2E – actual return	1,000.00	1,092.50	6.57	1.26
Class R-2E – assumed 5% return	1,000.00	1,018.65	6.34	1.26
Class R-3 – actual return	1,000.00	1,093.49	5.74	1.10
Class R-3 – assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class R-4 – actual return	1,000.00	1,095.21	4.18	.80
Class R-4 – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-5E – actual return	1,000.00	1,096.31	2.93	.56
Class R-5E – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class R-5 – actual return	1,000.00	1,096.72	2.61	.50
Class R-5 – assumed 5% return	1,000.00	1,022.44	2.52	.50
Class R-6 – actual return	1,000.00	1,097.12	2.35	.45
Class R-6 – assumed 5% return	1,000.00	1,022.69	2.27	.45

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The New Economy Fund	35

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	The New Economy Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2018, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]
[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®
Investment portfolio
May 31, 2018
unaudited
Common stocks 90.67% Information technology 27.44%	Shares	Value (000)
Alphabet Inc., Class C1	245,288	$266,135
Alphabet Inc., Class A1	192,695	211,964
Samsung Electronics Co., Ltd.[2]	10,014,800	470,105
Samsung Electronics Co., Ltd.	116,700	5,278
Tencent Holdings Ltd.[2]	9,256,100	466,578
Skyworks Solutions, Inc.	3,427,650	338,001
Applied Materials, Inc.	5,930,000	301,125
Micron Technology, Inc.[1]	5,040,000	290,254
Accenture PLC, Class A	1,518,300	236,460
Alibaba Group Holding Ltd. (ADR)[1]	1,107,500	219,296
Facebook, Inc., Class A1	1,143,000	219,205
SK hynix, Inc.[2]	2,276,000	196,213
Qorvo, Inc.[1]	2,019,000	162,025
Baidu, Inc., Class A (ADR)[1]	614,380	149,024
Texas Instruments Inc.	1,296,400	145,080
Lumentum Holdings Inc.[1]	2,458,300	144,425
Microsoft Corp.	1,323,000	130,765
Mastercard Inc., Class A	684,900	130,213
Autodesk, Inc.[1]	1,006,000	129,875
AAC Technologies Holdings Inc.[2]	7,852,500	117,151
Arista Networks, Inc.[1]	418,900	105,378
Broadcom Inc.	398,270	100,392
Intel Corp.	1,700,000	93,840
Apple Inc.	500,000	93,435
Trimble Inc.[1]	2,809,430	92,880
Murata Manufacturing Co., Ltd.[2]	620,000	91,862
Viavi Solutions Inc.[1]	8,164,000	77,640
Worldpay, Inc., Class A1	832,000	66,119
Worldpay, Inc., Class A (GBP denominated)[1,2]	119,544	9,071
MACOM Technology Solutions Holdings, Inc.[1]	3,100,000	69,905
Western Union Co.	3,435,000	68,322
Moneysupermarket.com Group PLC[2]	15,762,066	66,411
Paycom Software, Inc.[1]	533,271	56,244
International Business Machines Corp.	390,000	55,111
Zebra Technologies Corp., Class A1	355,800	54,619
Inphi Corp.[1]	1,537,035	51,921
ASML Holding NV2	252,340	49,232
WIN Semiconductors Corp.[2]	5,281,000	42,549
ServiceNow, Inc.[1]	224,482	39,870
Topcon Corp.[2]	2,043,500	35,284
salesforce.com, inc.[1]	220,000	28,453
Finisar Corp.[1]	1,627,000	26,374
Hamamatsu Photonics KK2	340,000	14,729
Visa Inc., Class A	112,300	14,680
II-VI, Inc.[1]	320,000	14,064
Amphenol Corp., Class A	152,186	13,229
The New Economy Fund — Page 1 of 5

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Cray Inc.[1]	207,299	$5,162
Nintendo Co., Ltd.[2]	8,506	3,502
		5,769,450
Health care 18.42%
Bluebird Bio, Inc.[1]	2,125,534	380,577
AbbVie Inc.	3,814,430	377,400
Thermo Fisher Scientific Inc.	1,160,000	241,593
Stryker Corp.	1,303,550	226,844
Shire PLC[2]	4,100,000	224,208
UnitedHealth Group Inc.	849,600	205,187
GW Pharmaceuticals PLC (ADR)[1]	1,266,040	203,820
Novartis AG2	2,517,000	186,745
BioMarin Pharmaceutical Inc.[1]	1,535,130	138,684
Hologic, Inc.[1]	3,546,000	134,358
Daiichi Sankyo Co., Ltd.[2]	3,925,900	125,774
Amgen Inc.	685,000	123,040
China Biologic Products Holdings, Inc.[1]	1,198,777	104,366
Ultragenyx Pharmaceutical Inc.[1]	1,408,408	103,095
Abbott Laboratories	1,656,500	101,924
Integra LifeSciences Holdings Corp.[1]	1,564,870	100,997
PerkinElmer, Inc.	1,353,000	100,568
Molina Healthcare, Inc.[1]	1,011,000	85,864
Illumina, Inc.[1]	287,300	78,272
Boston Scientific Corp.[1]	2,551,292	77,534
Medtronic PLC	825,800	71,283
Evolent Health, Inc., Class A1	3,423,195	70,004
Insulet Corp.[1]	740,000	69,405
Express Scripts Holding Co.[1]	704,000	53,370
McKesson Corp.	350,000	49,679
Wright Medical Group NV1	1,950,000	48,672
Essilor International SA2	349,428	47,756
QIAGEN NV1,2	1,243,006	45,090
Humana Inc.	147,600	42,949
Mesoblast Ltd.[1,2,3]	28,891,583	33,314
Mesoblast Ltd. (ADR)[1,3]	372,800	2,117
Gilead Sciences, Inc.	266,000	17,928
		3,872,417
Consumer discretionary 16.57%
Netflix, Inc.[1]	3,053,600	1,073,646
Amazon.com, Inc.[1]	314,325	512,230
Galaxy Entertainment Group Ltd.[2]	51,756,000	454,461
Twenty-First Century Fox, Inc., Class A	5,014,000	193,290
Marriott International, Inc., Class A	1,234,600	167,115
Booking Holdings Inc.[1]	59,840	126,198
Naspers Ltd., Class N2	418,000	99,471
Kering SA2	150,000	86,551
Daily Mail and General Trust PLC, Class A, non-voting[2]	8,136,701	72,158
Aramark	1,614,000	62,656
Lowe’s Companies, Inc.	617,000	58,621
Home Depot, Inc.	305,800	57,047
Elang Mahkota Teknologi Tbk PT2	82,049,500	52,849
Entertainment One Ltd.[2]	12,759,700	50,825
William Hill PLC[2]	10,980,000	46,710
The New Economy Fund — Page 2 of 5

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Eros International PLC, Class A1	3,158,956	$42,646
Eros International PLC, Class A1,4	188,000	2,538
JCDecaux SA2	1,173,000	36,507
ServiceMaster Global Holdings, Inc.[1]	633,112	36,176
Five Below, Inc.[1]	509,220	36,007
Ryohin Keikaku Co., Ltd.[2]	100,960	34,216
Sony Corp.[2]	689,800	32,525
Melco Resorts & Entertainment Ltd. (ADR)	953,904	31,155
Ctrip.com International, Ltd. (ADR)[1]	665,500	30,007
Viacom Inc., Class B	1,002,080	27,156
BorgWarner Inc.	527,000	25,707
NIKE, Inc., Class B	346,400	24,872
Paddy Power Betfair PLC[2]	85,200	10,388
		3,483,728
Financials 12.95%
China Construction Bank Corp., Class H2	316,453,000	318,740
Kotak Mahindra Bank Ltd.[2]	14,190,882	280,168
Bank of China Ltd., Class H2	375,579,000	195,007
Webster Financial Corp.	2,657,500	170,346
AIA Group Ltd.[2]	18,391,800	167,824
HDFC Bank Ltd.[2]	4,497,000	149,201
Wells Fargo & Co.	2,465,600	133,118
Prudential PLC[2]	4,900,000	117,690
Charles Schwab Corp.	1,982,000	110,239
Barclays PLC[2]	39,981,344	104,987
Banco Santander, SA2	19,348,487	103,805
EXOR NV2	1,350,000	99,425
American International Group, Inc.	1,814,711	95,799
Agricultural Bank of China Ltd., Class H2	183,650,000	94,355
East West Bancorp, Inc.	1,250,000	86,850
JPMorgan Chase & Co.	800,000	85,608
UniCredit SPA[2]	5,073,820	84,773
Essent Group Ltd.[1]	2,400,000	82,320
Berkshire Hathaway Inc., Class B1	311,200	59,604
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,952,900	45,656
SVB Financial Group[1]	135,300	42,231
IndusInd Bank Ltd.[2]	1,372,000	39,665
Texas Capital Bancshares, Inc.[1]	290,455	27,985
Banco BPM SPA[1,2]	6,876,761	18,131
PNC Financial Services Group, Inc.	35,000	5,019
Standard Life Aberdeen PLC[2]	661,506	3,077
		2,721,623
Industrials 5.95%
CSX Corp.	3,809,400	246,278
Equifax Inc.	1,565,500	178,404
Union Pacific Corp.	994,954	142,040
Ryanair Holdings PLC (ADR)[1]	1,026,999	119,039
Airbus SE, non-registered shares[2]	680,300	78,060
Old Dominion Freight Line, Inc.	488,000	76,108
Harris Corp.	500,000	75,235
Nidec Corp.[2]	460,000	71,002
AKR Corporindo Tbk PT2	173,899,680	61,397
Siemens Gamesa Renewable Energy, SA, non-registered shares[2]	3,665,000	56,249
The New Economy Fund — Page 3 of 5

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Meggitt PLC[2]	8,357,000	$54,636
J.B. Hunt Transport Services, Inc.	403,143	51,643
JG Summit Holdings, Inc.[2]	33,268,800	36,121
Airports of Thailand PCL, foreign registered[2]	2,343,000	5,009
		1,251,221
Consumer staples 1.69%
Associated British Foods PLC[2]	4,121,140	145,118
Costco Wholesale Corp.	570,200	113,037
Herbalife Nutrition Ltd.[1]	1,146,800	58,223
AMOREPACIFIC Corp.[2]	127,843	39,326
		355,704
Utilities 0.89%
ENN Energy Holdings Ltd.[2]	18,266,000	187,572
Energy 0.77%
Baker Hughes, a GE Co., Class A	2,358,000	81,563
Schlumberger Ltd.	1,160,000	79,657
		161,220
Materials 0.76%
Croda International PLC[2]	1,213,103	75,199
Nitto Denko Corp.[2]	888,676	69,449
International Flavors & Fragrances Inc.	117,800	14,387
		159,035
Telecommunication services 0.25%
Verizon Communications Inc.	1,091,000	52,008
Miscellaneous 4.98%
Other common stocks in initial period of acquisition		1,047,024
Total common stocks (cost: $11,628,492,000)		19,061,002
Bonds, notes & other debt instruments 0.35% U.S. Treasury bonds & notes 0.35% U.S. Treasury 0.35%	Principal amount (000)
U.S. Treasury 1.375% 2019	$75,000	74,045
Total U.S. Treasury bonds & notes		74,045
Total bonds, notes & other debt instruments (cost: $74,151,000)		74,045
Short-term securities 9.01%
Apple Inc. 1.84%–1.99% due 6/7/2018–7/30/2018[4]	147,900	147,559
Army and Air Force Exchange Service 1.70% due 6/1/2018[4]	20,000	19,999
Chevron Corp. 1.88%–1.91% due 7/9/2018–7/24/2018[4]	149,100	148,751
Coca-Cola Co. 2.05%–2.06% due 8/6/2018–8/10/2018[4]	80,000	79,702
Emerson Electric Co. 1.82% due 6/4/2018[4]	45,700	45,691
ExxonMobil Corp. 1.84% due 6/21/2018	26,900	26,872
Fannie Mae 1.67% due 6/18/2018	50,000	49,958
The New Economy Fund — Page 4 of 5

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.65%–1.86% due 6/4/2018–8/8/2018	$635,450	$634,121
Freddie Mac 1.80% due 7/18/2018	74,200	74,026
Hershey Co. 1.88% due 6/1/2018[4]	42,000	41,998
John Deere Capital Corp. 1.77%–2.00% due 6/13/2018–7/25/2018[4]	64,500	64,370
Kimberly-Clark Corp. 1.75% due 6/8/2018[4]	55,600	55,578
Merck & Co. Inc. 1.83% due 6/21/2018[4]	44,000	43,954
NIKE, Inc. 1.71% due 6/1/2018[4]	50,000	49,998
PepsiCo Inc. 1.79%–1.93% due 6/15/2018–7/30/2018[4]	101,400	101,200
Pfizer Inc. 2.00%–2.02% due 8/16/2018–8/21/2018[4]	154,400	153,709
U.S. Treasury Bills 1.76% due 7/19/2018	40,000	39,905
Wal-Mart Stores, Inc. 1.84%–1.89% due 6/12/2018–7/9/2018[4]	117,200	117,036
Total short-term securities (cost: $1,894,436,000)		1,894,427
Total investment securities 100.03% (cost: $13,597,079,000)		21,029,474
Other assets less liabilities (0.03)%		(7,240)
Net assets 100.00%		$21,022,234
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,272,734,000, which represented 29.84% of the net assets of the fund. This amount includes $6,123,533,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,072,083,000, which represented 5.10% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GBP = British pounds
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-014-0718O-S66052	The New Economy Fund — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the The New Economy Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The New Economy Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2018